Available-for-sale Financial Assets-2017 (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Available-for-sale Financial Assets

December 31, 2017
NT$
(In Millions)
Corporate bonds	$40,165.2
Agency bonds/Agency mortgage-backed securities	29,235.4
Asset-backed securities	13,459.5
Government bonds	7,817.7
Non-publicly traded equity investments	4,874.3
Publicly traded stocks	2,548.1
Commercial paper	148.3

$98,248.5

Current portion	$93,374.2
Noncurrent portion	4,874.3

$98,248.5